Warrant Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Warrant Liabilities [Abstract]
Schedule of Changes in the Fair Value of Warrant Liabilities

Changes in the fair value of warrant liabilities are as follows:

June 30,
2026
Balance at beginning of period	$4,843,800
Liability assumed in business combination	—
Change in fair value	(3,738,650)
Balance at end of period	$1,105,150

Changes in the fair value of warrant liabilities are as follows:

December 31,
2025
Balance at beginning of year	$-
Liability assumed in business combination	230,000
Change in fair value	4,613,800
Balance at end of year	$4,843,800